Compensation Plans (Range of Exercise Price Of Stock Appreciation Rights) (Details) - Stock Appreciation Rights (SARs) [Member] - United States Of America Dollars [Member] - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding Number	10,137	12,264	14,930
Weighted Average Remaining Contractual Life (years)	2 years 2 months 12 days
Outstanding, Weighted Average Exercise Price	$ 20.26	$ 23.04	$ 23.79
Exercisable Number	6,149	7,310
Exercisable, Weighted Average Exercise Price	$ 22.49	$ 25.97
10.00 to 19.99 [Member]
Exercise Price, Lower Range Limit	10.00
Exercise Price, Upper Range Limit	$ 19.99
Outstanding Number	5,747
Weighted Average Remaining Contractual Life (years)	3 years 2 months 12 days
Outstanding, Weighted Average Exercise Price	$ 16.96
Exercisable Number	2,102
Exercisable, Weighted Average Exercise Price	$ 18.12
20.00 to 29.99 [Member]
Exercise Price, Lower Range Limit	20.00
Exercise Price, Upper Range Limit	$ 29.99
Outstanding Number	2,978
Weighted Average Remaining Contractual Life (years)	1 year 3 months 4 days
Outstanding, Weighted Average Exercise Price	$ 21.31
Exercisable Number	2,635
Exercisable, Weighted Average Exercise Price	$ 21.15
30.00 to 39.99 [Member]
Exercise Price, Lower Range Limit	30.00
Exercise Price, Upper Range Limit	$ 39.99
Outstanding Number	1,412
Weighted Average Remaining Contractual Life (years)	1 month 17 days
Outstanding, Weighted Average Exercise Price	$ 31.49
Exercisable Number	1,412
Exercisable, Weighted Average Exercise Price	$ 31.49